September 4, 2007

Securities and Exchange Commission
Office of Filings and Information Services
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Premier State Municipal Bond Fund
1933 Act File No. 33-10238
1940 Act File No. 811-4906

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 28, 2007.

Please address any comments or questions to the undersigned at (212) 922-6815.

Very truly yours,

Maria R. Rodriguez
Maria R. Rodriguez

MRR/